World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	973,657,047.83	41,152
Yield Supplement Overcollateralization Amount 10/31/14	49,233,808.78	0
Receivables Balance 10/31/14	1,022,890,856.61	41,152
Principal Payments	21,337,909.70	311
Defaulted Receivables	183,722.63	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	47,570,203.36	0
Pool Balance at 11/30/14	953,799,020.92	40,835

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	94.19%

Prepayment ABS Speed	0.73%

Overcollateralization Target Amount	42,920,955.94
Actual Overcollateralization	31,667,889.77

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	5.99%
Weighted Average Remaining Term	64.41

Delinquent Receivables:
Past Due 31-60 days	7,107,803.17	295
Past Due 61-90 days	1,758,497.33	71
Past Due 91 + days	234,844.41	9
Total	9,101,144.91	375

Total 31+ Delinquent as % Ending Pool Balance	0.95%

Recoveries	118,767.31

Aggregate Net Losses/(Gains) - November 2014	64,955.32
Current Net Loss Ratio (Annualized)	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Flow of Funds	$ Amount

Collections	24,652,468.05
Advances	34,263.95
Investment Earnings on Cash Accounts	4,221.76
Servicing Fee	(852,409.05)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,838,544.71

Distributions of Available Funds
(1) Class A Interest	640,388.74
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,164,469.72
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,838,544.71

Servicing Fee	852,409.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 11/17/14	945,295,600.87
Principal Paid	23,164,469.72
Note Balance @ 12/15/14	922,131,131.15

Class A-1
Note Balance @ 11/17/14	142,965,600.87
Principal Paid	23,164,469.72
Note Balance @ 12/15/14	119,801,131.15
Note Factor @ 12/15/14	64.4092103%

Class A-2a
Note Balance @ 11/17/14	160,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	160,000,000.00
Note Factor @ 12/15/14	100.0000000%

Class A-2b
Note Balance @ 11/17/14	160,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	160,000,000.00
Note Factor @ 12/15/14	100.0000000%

Class A-3
Note Balance @ 11/17/14	354,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	354,000,000.00
Note Factor @ 12/15/14	100.0000000%

Class A-4
Note Balance @ 11/17/14	107,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	107,600,000.00
Note Factor @ 12/15/14	100.0000000%

Class B
Note Balance @ 11/17/14	20,730,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	20,730,000.00
Note Factor @ 12/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	674,074.99
Total Principal Paid	23,164,469.72
Total Paid	23,838,544.71

Class A-1
Coupon	0.23000%
Interest Paid	25,574.96
Principal Paid	23,164,469.72
Total Paid to A-1 Holders	23,190,044.68

Class A-2a
Coupon	0.60000%
Interest Paid	80,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	80,000.00

Class A-2b
One-Month Libor	0.15470%
Coupon	0.38470%
Interest Paid	47,873.78
Principal Paid	0.00
Total Paid to A-2b Holders	47,873.78

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6820343
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4379911
Total Distribution Amount	24.1200254

A-1 Interest Distribution Amount	0.1374998
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	124.5401598
Total A-1 Distribution Amount	124.6776596

A-2a Interest Distribution Amount	0.5000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.5000000

A-2b Interest Distribution Amount	0.2992111
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.2992111

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/14	52,574.18
Balance as of 11/30/14	86,838.13
Change	34,263.95

Reserve Account
Balance as of 11/17/14	2,527,722.68
Investment Earnings	311.64
Investment Earnings Paid	(311.64)
Deposit/(Withdrawal)	-
Balance as of 12/15/14	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68